Events after the reporting period (Details)			1 Months Ended	9 Months Ended
	May 15, 2024 USD ($)	May 09, 2024 USD ($) Miners	May 15, 2024 USD ($) shares	Mar. 31, 2024 USD ($) Miners
Events after the reporting periods [Abstract]
Purchase price of Bitmain T21 miners per Terahash				14
Miner Purchase Option with Bitmain [Member] | Mining assets [member]
Events after the reporting periods [Abstract]
Contract cost				$ 127,680,000
Non-refundable deposit paid as initial down payment				$ 12,768,000
Percentage of initial down payment of deposit				10.00%
Additional Bitmain miners purchased | Miners				48,000
Increase in Hashrate operating capacity of Bitmain T21 miners				9.1
Purchase price of Bitmain T21 miners per Terahash				14
Subsequent events [Member]
Events after the reporting periods [Abstract]
Shares issued under the ATM Facility (in shares) | shares			8,172,310
Shares issued under the ATM Facility			$ 44,886,000
Proceeds from issue of ordinary shares	$ 500,000,000
Additional shares issued under the ATM Facility	$ 500,000,000
Subsequent events [Member] | Miner Purchase Option with Bitmain [Member] | Mining assets [member]
Events after the reporting periods [Abstract]
Number of Bitmain miners purchased | Miners		51,480
Hashrate operating capacity of Bitmain S21 pro miners		12
Purchase price of Bitmain S21 Pro miners per Terahash		18.9
Contract cost		$ 227,676,000
Non-refundable deposits		22,768,000
Non-refundable deposit paid as initial down payment		$ 12,768,000
Percentage of initial down payment of deposit		10.00%
Additional Bitmain miners purchased | Miners		48,000
Increase in Hashrate operating capacity of Bitmain T21 miners		9.1
Purchase price of Bitmain T21 miners per Terahash		14
Contract cost for T21 miners		$ 127,680,000
Additional Bitmain S21 Pro miners purchased | Miners		48,000
Contract cost for S21 Pro miners		$ 212,285,000
Increased in operating S21 Pro miners hashrate		11.2
Additional non-refundable deposit to be paid		$ 8,460,000
Subsequent events [Member] | Miner Purchase Option with Bitmain [Member] | Mining assets [member] | Maximum [Member]
Events after the reporting periods [Abstract]
Period of additional non-refundable deposit to be paid		7 days